Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Expense (Benefit)
Loss before income tax expense	¥ 14,820,719	$ 2,119,334	¥ 22,424,524	¥ 20,458,918
Income tax benefit computed at PRC statutory income tax rate of 25%	(3,705,180)		(5,606,131)	(5,114,730)
Non-deductible expenses			25,426	58,852
Foreign tax rates differential	277,119		621,111	481,318
Tax incentives relating to R&D expenditures	(1,222,788)		(1,745,145)	(1,432,723)
Tax exempted interest income			(40,535)	(25,017)
US tax credits			(22,657)	(36,746)
Prior year True-ups			321,080	242,392
Others			17	316
Changes in valuation allowance			6,424,019	6,087,173
Income tax expense/(benefit)	¥ 121,882	$ 17,429	¥ (22,815)	¥ 260,835
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC
Percent
Income tax expense computed at PRC statutory income tax rate of 25%	25.00%	25.00%	25.00%	25.00%
Foreign tax effects	(1.90%)	(1.90%)
Tax incentives relating to R&D expenditures	8.30%	8.30%
Effective Income Tax Rate Reconciliation, Percent, Total	(0.80%)	(0.80%)
PRC
Income Tax Expense (Benefit)
Non-deductible expenses	¥ 34,886
Others	577,190
Changes in valuation allowance	4,160,655
Income tax expense/(benefit)	¥ 108,185
Percent
Nontaxable or nondeductible items	(0.20%)	(0.20%)
Others	(3.90%)	(3.90%)
Changes in valuation allowance	(28.10%)	(28.10%)
Germany
Income Tax Expense (Benefit)
Income tax expense/(benefit)	¥ 12,547
Other foreign jurisdictions
Income Tax Expense (Benefit)
Income tax expense/(benefit)	¥ 1,150